Earnings per Common Share (Details) (Senior Exchangeable Notes 7.50 Percent Due 2025 [Member])	Dec. 31, 2013	Mar. 31, 2013
Senior Exchangeable Notes 7.50 Percent Due 2025 [Member]
Junior subordinated debentures and trust preferred securities
Interest rate (as a percent)	7.50%	7.50%